Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s debt consists of the following:

(Dollars in millions)	June 30, 2022	December 31, 2021
7.5% Term loan due November 30, 2023(1)	$139	$139
5.0% Daylight term loan due October 15, 2024(1)	78	78
Borrowings under revolving credit facility(1)	110	—
Finance lease and other	162	161
Short-term borrowings	1	15
Total debt principal	490	393
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	490	393
Less short-term borrowings and current portion of long-term debt	(140)	(41)
Total long-term debt	$350	$352
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(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.

The Company’s debt consists of the following:

	December 31,
(Dollars in millions)	2021	2020
7.5% Term loan due November 30, 2023(1)	139	139
5.0% Daylight term loan due October 15, 2024(1)	78	98
Finance lease and other	161	163
Short-term borrowings	15	27
Total debt principal	393	427
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	393	427
Less short-term borrowings and current portion of long-term debt	(41)	(53)
Total long-term debt	$352	374
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(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.